Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Change in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Abstract]
Beginning balance			$ 357,929	$ (141,749)	$ (141,749)	$ 131,264
Foreign currency translation gain	$ 358,279	$ 19,329	634,495	$ (170,264)	499,678	(273,013)
Ending balance	$ 992,424		$ 992,424		$ 357,929	$ (141,749)